Government CEBA loan (Details Narrative) - Canada Emergency Business Account Loan Program [Member]	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt	$ 44,182	$ 60,000
Debt forgiveness	14,727	20,000
Repayment of loan	$ 29,455	$ 40,000
Loan description	If the loan cannot be repaid by December 31, 2023, it can be converted into a 3-year term loan charging an interest rate of 5%	If the loan cannot be repaid by December 31, 2023, it can be converted into a 3-year term loan charging an interest rate of 5%